SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION

NOTE 19– SEGMENT INFORMATION

We determine our reportable segments based on the manner in which our Chief Executive Officer, considered to be the chief operating decision maker (“CODM”), regularly reviews our operations and performance. Segment information is prepared on the same basis that our CODM manages the segments, evaluates financial results, allocates resources, and makes key operating decisions.

We operate two reportable segments identified by their geographic regions:

•	New Zealand – 2degrees offers wireless voice and data communication services through both prepaid and postpaid payment plans. With the acquisition of Snap in April 2015, 2degrees began to provide fixed broadband communications services to business and residential customers in New Zealand.

•	Bolivia – NuevaTel offers voice and data services, including an array of services delivered via a short message service-based platform, to its mobile customers in Bolivia.

Our CODM evaluates and measures segment performance primarily based on revenues and Adjusted EBITDA. Adjusted EBITDA represents income (loss) from continuing operations before income taxes excluding amounts for (1) interest expense; (2) depreciation, amortization and accretion; (3) equity-based compensation (recorded as a component of General and administrative expense); (4) loss (gain) on disposal and abandonment of assets; and (5) all other non-operating income and expenses. Adjusted EBITDA is a common measure of operating performance in the capital-intensive telecommunications industry. We believe Adjusted EBITDA is a key measure for internal reporting; it is used by management to evaluate profitability and operating performance of our segments and to allocate resources because it allows us to evaluate performance absent non-operational factors that affect net income (loss). The presentation of Adjusted EBITDA is not a measure of financial performance under GAAP and should not be considered in isolation or as a substitute for consolidated net income (loss) attributable to the Company, the most closely analogous GAAP measure. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same.

Revenue is attributed to regions based on where services are provided. Segment results do not include any intercompany revenues. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include cash and cash equivalents, net property, plant and equipment, goodwill, and other intangible assets. Assets and capital expenditures not identified by reportable segment below are associated with discontinued operations and corporate assets. Corporate assets consist primarily of cash and cash equivalents available for general corporate purposes, investments and assets of the corporate headquarters. Expense and income items excluded from segment earnings are managed at the corporate level. The accounting policies of the reportable segments are the same as those described in Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.

The Company’s largest customer is a New Zealand retail reseller of our wireless devices and accessories and represented approximately 11% of the Company’s consolidated total revenues in 2017 and 2016. The revenue from this customer is primarily from equipment sales of handsets. No other customer accounted for more than 10% of the Company’s consolidated total revenues for the years ended December 31, 2017, 2016 and 2015.

The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to Loss from continuing operations before income taxes:

	Year ended December 31,
	2017	2016	2015
Revenues
New Zealand	$517,952	$487,337	$393,055
Bolivia	258,438	275,514	285,382
Unallocated Corporate & Eliminations	420	565	823

Total revenues	$776,810	$763,416	$679,260

Adjusted EBITDA
New Zealand	$83,217	$79,291	$55,455
Bolivia	76,522	81,577	91,657
Equity-based compensation	(2,853)	(2,706)	(1,309)
Acquisition and other nonrecurring costs	(5,765)	(4,225)	(2,029)
Depreciation, amortization and accretion	(106,909)	(105,456)	(93,084)
Loss on disposal and abandonment of assets	(682)	(609)	(2,252)
Interest expense	(59,754)	(69,055)	(62,335)
Change in fair value of warrant liability	9,053	—	—
Debt modification and extinguishment costs	(6,689)	(3,802)	—
Other, net	3,419	(133)	(4,268)
Unallocated Corporate & Eliminations	(11,436)	(7,805)	(7,691)

Loss from continuing operations before income taxes	$(21,877)	$(32,923)	$(25,856)

Depreciation, amortization and accretion
New Zealand	$60,805	$59,436	$52,433
Bolivia	45,925	45,981	40,435
Unallocated Corporate & Eliminations	179	39	216

Total depreciation, amortization and accretion	$106,909	$105,456	$93,084

Capital expenditures
New Zealand	$53,904	$50,874	$57,253
Bolivia	37,215	56,342	46,693
Unallocated Corporate & Eliminations	1,233	564	2,670

Total capital expenditures	$92,352	$107,780	$106,616

Total assets
New Zealand	$432,932	$410,546
Bolivia	292,189	284,358
Unallocated Corporate & Eliminations	35,917	11,300

Total assets	$761,038	$706,204

The table below presents total revenues by product or service type for the years ended December 31, 2017, 2016, and 2015:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2017
Wireless service revenues	$274,168	$252,031	$—	$526,199
Wireline service revenues	57,131	—	—	57,131
Equipment sales	175,096	3,740	—	178,836
Non-subscriber ILD and other revenues	11,557	2,667	420	14,644

Total revenues	$517,952	$258,438	$420	$776,810

Year ended December 31, 2016
Wireless service revenues	$259,206	$265,534	$—	$524,740
Wireline service revenues	43,397	—	—	43,397
Equipment sales	173,150	5,622	—	178,772
Non-subscriber ILD and other revenues	11,584	4,358	565	16,507

Total revenues	$487,337	$275,514	$565	$763,416

Year ended December 31, 2015
Wireless service revenues	$229,365	$274,061	$—	$503,426
Wireline service revenues	19,357	—	—	19,357
Equipment sales	138,648	4,191	—	142,839
Non-subscriber ILD and other revenues	5,685	7,130	823	13,638

Total revenues	$393,055	$285,382	$823	$679,260